Interest payable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Interest Payable	¥ 72,810	¥ 54,685
Third parties [Member]
Statement [Line Items]
Interest Payable	54,765	41,138
Shareholders [Member]
Statement [Line Items]
Interest Payable	16,226	11,846
Related parties [Member]
Statement [Line Items]
Interest Payable	¥ 1,819	¥ 1,701